CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS The company’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2020	2019
Cash	$347	$282
Short-term deposits	8	22
	$355	$304